UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23086

WP Trust

(Exact name of registrant as specified in charter)

4520 Main Street Suite 1425 Kansas City , MO	64111
(Address of principal executive offices)	(Zip code)

Matthew A. Swendiman, Esq.
Graydon Head & Ritchey, LLP
15 West Center Street
Lawrenceburg, IN 47025

(Name and address of agent for service)

Registrant's telephone number, including area code: 877.244.6235

Date of fiscal year end:  02/28/2017

Date of reporting period: 05/31/2016

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

IPS Strategic Capital Absolute Return Fund
SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)

GOVERNMENT BONDS - 96.01%	Shares	Fair Value
U.S. Treasury Bill, 0.19%, due 06/23/2016 (a)	25,000,000	$24,997,075
U.S. Treasury Bill, 0.22%, due 07/14/2016 (a) (b)	41,000,000	40,989,340
TOTAL GOVERNMENT BONDS (Cost $65,987,928)		65,986,415

OPTIONS PURCHASED (Cost $2,299,148) - 2.81% (c)		1,931,635

SHORT-TERM INVESTMENTS - 3.91%
Federated Government Obligations Fund - Institutional Shares, 0.20% (d)	2,686,820	2,686,820
TOTAL SHORT-TERM INVESTMENTS (Cost $2,686,820)		2,686,820

TOTAL INVESTMENTS (Cost $70,973,896) – 102.73%		$70,604,870

SECURITIES SOLD SHORT (Proceeds $20,172,271) - (29.34)% (e)		(20,167,470)

OPTIONS WRITTEN (Proceeds $3,537,744) - (4.80)% (f)		(3,297,208)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 31.41%		21,590,268

NET ASSETS - 100%		$68,730,460

(a)	Rate shown represents the effective yield at May 31, 2016.
(b)	All or a portion of the security is segregated as collateral for call options written.
(c)	Please refer to the Schedule of Purchased Options for details of options purchased.
(d)	Rate shown represents the rate at May 31, 2016, is subject to change and resets daily.
(e)	Please refer to the Schedule of Securities Sold Short for details of securities sold short.
(f)	Please refer to the Schedule of Written Options for details of options written.

The accompanying notes are an integral part of these financial statements.

IPS Strategic Capital Absolute Return Fund
SCHEDULE OF SECURITIES SOLD SHORT
May 31, 2016 (Unaudited)

SECURITIES SOLD SHORT - 29.34%

EXCHANGE-TRADED FUNDS - 29.34%	Shares	Fair Value
Equity Funds - 29.34%
SPDR S&P500 ETF Trust	95,999	$20,167,470

TOTAL EXCHANGE-TRADED FUNDS (Cost -$20,172,271)		20,167,470

TOTAL SECURITIES SOLD SHORT (Cost -$20,172,271)		$20,167,470

The accompanying notes are an integral part of these financial statements.

IPS Strategic Capital Absolute Return Fund
SCHEDULE OF PURCHASED OPTIONS
May 31, 2016 (Unaudited)

OPTIONS PURCHASED - 2.81%

CALL OPTIONS PURCHASED - 0.92%	Strike	Expiration	Contracts [1]	Fair Value
CBOE S&P 500 Index	$2,225.00	12/16/2016	250	$630,250

TOTAL CALL OPTIONS WRITTEN (Proceeds $630,250)				630,250

PUT OPTIONS PURCHASED - 1.89%
CBOE S&P 500 Index	$1,675.00	12/16/2016	660	1,294,260
CBOE S&P 500 Index	$1,900.00	6/3/2016	150	1,500
CBOE S&P 500 Index	$1,955.00	6/3/2016	175	2,625
CBOE S&P 500 Index	$1,990.00	6/3/2016	150	3,000

TOTAL PUT OPTIONS PURCHASED (Cost $1,668,898)				1,301,385

TOTAL OPTIONS PURCHASED (Cost $2,299,148)				$1,931,635

[1]	Each option contract is equivalent to 100 units of the underlying index. All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

IPS Strategic Capital Absolute Return Fund
SCHEDULE OF WRITTEN OPTIONS
May 31, 2016 (Unaudited)

OPTIONS WRITTEN - 4.80%

PUT OPTIONS WRITTEN - 4.80%	Strike	Expiration	Contracts [1]	Fair Value

CBOE S&P 500 Index	$2,070.00	6/1/2016	20	$900
CBOE S&P 500 Index	$1,950.00	6/3/2016	300	4,500
CBOE S&P 500 Index	$2,050.00	6/3/2016	20	2,986
CBOE S&P 500 Index	$2,055.00	6/3/2016	20	3,486
CBOE S&P 500 Index	$2,060.00	6/3/2016	50	7,215
CBOE S&P 500 Index	$2,065.00	6/3/2016	70	11,451
CBOE S&P 500 Index	$2,090.00	12/16/2016	330	3,266,670

TOTAL PUT OPTIONS WRITTEN (Proceeds $3,537,744)				3,297,208

TOTAL OPTIONS WRITTEN (Proceeds $3,537,744)				$3,297,208

[1]	Each option contract is equivalent to 100 units of the underlying index. All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

IPS Strategic Capital Absolute Return Fund

NOTES TO THE SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the IPS Strategic Capital Absolute Return Fund (the “Fund”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The company utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

IPS Strategic Capital Absolute Return Fund

NOTES TO THE SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)

Derivative instruments – Listed derivatives, including options, that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of May 31, 2016.

IPS Strategic Capital Absolute Return Fund
Financial Instruments – Assets
Security Classification (1)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Government Bonds	$-	$65,986,415	$65,986,415
Put Options Purchased	1,301,385	-	1,301,385
Call Options Purchased	630,250	-	630,250
Money Market Funds	2,686,820	-	2,686,820
Total Assets	$4,618,455	$65,986,415	$70,604,870

Securities Sold Short/Derivative Instruments – Liabilities
Security Classification (1)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Exchange-Traded Funds (2)	$20,167,470	$-	$20,167,470
Put Options Written	3,297,208	-	3,297,208
Total Liabilities	$23,464,678	$-	$23,464,678

(1)	As of and during the period since inception from April 15, 2016 through May 31, 2016, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)	All exchange traded funds (“ETFs”) held in the Fund are Level 1 securities. For a detailed break-out of ETFs by investment type, please refer to the Schedule of Investments.

There were no transfers into and out of any Level during the period since inception from April 15, 2016 through May 31, 2016. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

During the period since inception from April 15, 2016 through May 31, 2016, no securities were fair valued.

Written Options – When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. If an option sold by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if the cost is more, the Fund will realize a capital loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.

IPS Strategic Capital Absolute Return Fund

NOTES TO THE SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)

Exchange-Traded Funds – The Fund may invest in Exchange Traded Funds (“ETFs”). ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which a Fund invests in addition to a Fund's direct fees and expenses.

Short Sales of Securities – The Fund may make short sales, which are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete a short sale transaction, the Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs. The Fund then sells the borrowed security to a buyer in the market. The Fund will then cover the short position by buying shares in the market either (i) at its discretion; or (ii) when called by the broker-dealer lender. Until the security is replaced, the Fund is required to pay the broker-dealer lender any dividends or interest that accrue during the period of the loan. In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. When the Fund makes a short sale, the Fund will segregate liquid assets (such as cash, U.S. government securities, or equity securities) on the Fund’s books and/or in a segregated account at the Fund’s custodian in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest and/or transaction costs due to the broker-dealer lender. In determining the amount to be segregated, any securities that have been sold short by the Fund will be marked to market daily. To the extent the market price of the security sold short increases and more assets are required to meet the Fund’s short sale obligations, additional assets will be segregated to ensure adequate coverage of the Fund’s short position obligations.

In addition, the Fund may make short sales “against the box” i.e., when the Fund sells a security short when the Fund has segregated securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding. The Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

Derivative Transactions

As of May 31, 2016, portfolio securities valued at $40,989,340 were held in escrow by the custodian as cover for options written by the Fund.

Transactions in options written during the period since inception from April 15, 2016 through May 31, 2016 were as follows:

	Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	-	$-
Options written	5,563	1,904,953
Options covered	(3,016)	(1,270,823)
Options exercised	-	-
Options expired	(2,547)	(634,130)
Options outstanding end of period	-	$-

	Put Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	-	$-
Options written	6,710	5,540,947
Options covered	(3,613)	(1,557,256)
Options exercised	-	-
Options expired	(2,287)	(445,947)
Options outstanding end of period	810	$3,537,744

*	One option contract is equivalent to one hundred units of the underlying index.

IPS Strategic Capital Absolute Return Fund

NOTES TO THE SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)

Derivative Transactions (continued)

As of May 31, 2016, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Assets	Equity Contracts	Total
Call options purchased, at value	$630,250	$630,250
Put options purchased, at value	1,301,385	1,301,385
Total Assets	$1,931,635	$1,931,635

Liabilities	Equity Contracts	Total
Call options written, at value	$-	$-
Put options written, at value	3,297,208	3,297,208
Total Liabilities	$3,297,208	$3,297,208

For the period since inception from April 15, 2016 through May 31 , 2016, financial derivative instruments had the following effect on the Statement of Operations:

Net change in unrealized depreciation on:	Equity Contracts	Total
Call options purchased	$-	$-
Put options purchased	(367,514)	(367,514)
Call options written	-	-
Put option written	240,536	240,536
	$126,978	$126,978

Net realized gain (loss) on:	Equity Contracts	Total
Call options purchased	$(617,839)	$(617,839)
Put options purchased	(956,933)	(956,933)
Call options written	273,758	273,758
Put option written	1,557,579	1,557,579
	$256,565	$256,565

The following table presents the Funds’ liability derivatives available for offset under a master netting arrangement net of collateral pledged as of May 31, 2016.

Liabilities:	Gross Amounts of Assets Presented in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Assets
Options Written Contracts	$3,297,208	(1)	$3,297,208	(2)	$-	$-
Total	$3,297,208	(1)	$3,297,208	(2)	$-	$-

(1)	Written options at value as presented in the Schedule of Investments.
(2)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

IPS Strategic Capital Absolute Return Fund

NOTES TO THE SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments May 31, 2016 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$47,136,903	$4,801	$(1,512)	$3,289

The difference between book basis and tax basis unrealized appreciation (depreciation) from investments is primarily attributable to mark-to-market on 1256 contracts.

Item 2.	Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WP Trust

By:	/s/ Charles S. Stoll
Name:	Charles S. Stoll
Title:	Principal Executive Officer
Date:	July 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles S. Stoll
Name:	Charles S. Stoll
Title:	Principal Executive Officer
Date:	July 29, 2016

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Principal Financial Officer
Date:	July 29, 2016